Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

August 28, 2012

VIA  EDGAR  TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:           Bennett Group Master Funds
 File Nos. 811-22547

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 3 (the “Amendment”) to the Registration Statement of Bennett Group Master Funds (the “Trust”) on Form N-1A.

The Amendment is being filed to amend and supplement the Trust's Registration Statement with respect to Parts A and B of the Trust’s series.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:             Matthew Okolita
  Bennett Group Financial Services